SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (Parenthetical) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt interest rate			10.00%
Interest expenses		$ 157,289	$ 161,043	$ 165,821
Assets value of pledged vehicle			22,318	22,318
Sale and Leaseback Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable		$ 866,826	$ 485,070	478,088
Debt interest rate		10.20%	9.40%
Interest expenses		$ 17,688	$ 23,562	52,524	$ 23,738
Vehicle Mortgage Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt interest rate	7.50%
Interest expenses			$ 702	$ 1,006